Schedule of Investments (unaudited)
January 31, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Omnicom Group, Inc., 4.65%, 10/01/28	$3,338	$3,367,508
Aerospace & Defense — 2.2%
Boeing Co.(The)
3.25%, 02/01/28	7,225	7,117,820
3.25%, 03/01/28	2,224	2,190,472
3.45%, 11/01/28	2,836	2,786,884
General Dynamics Corp., 3.75%, 05/15/28(a)	6,358	6,368,146
HEICO Corp., 5.25%, 08/01/28	4,537	4,663,134
Howmet Aerospace, Inc., 6.75%, 01/15/28(a)	2,415	2,540,393
L3Harris Technologies, Inc., 4.40%, 06/15/28	12,313	12,405,773
Lockheed Martin Corp.
4.15%, 08/15/28	3,672	3,699,988
4.45%, 05/15/28	3,932	3,981,947
Northrop Grumman Corp., 3.25%, 01/15/28	13,270	13,108,841
RTX Corp., 4.13%, 11/16/28	20,457	20,550,397
Spirit AeroSystems, Inc., 4.60%, 06/15/28	3,272	3,294,563
		82,708,358
Agriculture — 1.4%
Altria Group, Inc.
4.88%, 02/04/28(a)	2,451	2,494,817
6.20%, 11/01/28	3,698	3,896,703
BAT Capital Corp., 2.26%, 03/25/28	11,192	10,789,277
BAT International Finance PLC, 4.45%, 03/16/28	6,993	7,049,093
Bunge Ltd. Finance Corp., 4.10%, 01/07/28	2,796	2,802,264
Philip Morris International, Inc.
3.13%, 03/02/28(a)	2,974	2,929,246
3.88%, 10/27/28	3,662	3,657,180
4.13%, 04/28/28	5,031	5,054,371
4.88%, 02/15/28(a)	10,399	10,590,060
5.25%, 09/07/28	4,319	4,454,688
		53,717,699
Airlines — 0.8%
American Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.58%, 07/15/29	1,474	1,451,890
Series 2016-2, Class AA, 3.20%, 12/15/29(a)	1,906	1,861,427
Series 2016-3, Class AA, 3.00%, 04/15/30(a)	1,911	1,849,896
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	2,589	2,498,614
Delta Air Lines, Inc.
4.38%, 04/19/28(a)	2,680	2,686,699
4.95%, 07/10/28	6,985	7,104,936
Southwest Airlines Co., 4.38%, 11/15/28(a)	5,610	5,640,587
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	2,718	2,648,788
Series 2016-2, Class AA, 2.88%, 04/07/30	2,271	2,191,022
		27,933,859
Auto Manufacturers — 4.7%
American Honda Finance Corp.
2.00%, 03/24/28	4,653	4,466,503
3.50%, 02/15/28	2,965	2,939,731
4.25%, 09/01/28	4,307	4,332,836
4.55%, 03/03/28(a)	4,075	4,121,421
4.70%, 01/12/28(a)	3,575	3,627,208
5.13%, 07/07/28(a)	5,123	5,255,023
5.65%, 11/15/28(a)	5,724	5,966,916
Cummins, Inc., 4.25%, 05/09/28(a)	2,608	2,632,819
Ford Motor Co., 6.63%, 10/01/28(a)	2,792	2,949,928
Security	Par (000)	Value
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC
2.90%, 02/16/28	$5,404	$5,229,783
5.92%, 03/20/28	6,215	6,373,720
6.80%, 05/12/28	9,633	10,077,850
6.80%, 11/07/28	10,225	10,765,177
General Motors Co.
5.00%, 10/01/28(a)	5,461	5,566,746
5.35%, 04/15/28	4,469	4,581,177
General Motors Financial Co., Inc.
2.40%, 04/10/28(a)	6,829	6,588,922
2.40%, 10/15/28	6,970	6,665,254
3.85%, 01/05/28(a)	2,600	2,592,431
4.20%, 10/27/28(a)	5,681	5,695,624
5.05%, 04/04/28	6,759	6,891,114
5.80%, 06/23/28(a)	9,425	9,764,259
6.00%, 01/09/28	6,737	6,963,584
Honda Motor Co. Ltd., 4.44%, 07/08/28	4,587	4,629,988
PACCAR Financial Corp.
4.00%, 08/08/28(a)	2,093	2,103,453
4.55%, 03/03/28	3,756	3,816,014
4.60%, 01/10/28(a)	1,885	1,918,591
4.95%, 08/10/28	2,259	2,317,310
Series R, 4.00%, 11/07/28(a)	3,293	3,309,943
Toyota Motor Corp.
3.67%, 07/20/28	2,185	2,178,392
5.12%, 07/13/28	3,479	3,580,855
Toyota Motor Credit Corp.
1.90%, 04/06/28	4,584	4,406,585
3.05%, 01/11/28(a)	3,622	3,575,934
4.05%, 09/05/28(a)	4,918	4,943,598
4.63%, 01/12/28(a)	6,682	6,788,549
5.25%, 09/11/28	4,530	4,684,514
Series B, 3.75%, 01/12/28	4,156	4,158,552
		176,460,304
Banks — 12.4%
Australia & New Zealand Banking Group Ltd./New York
Series A, 3.92%, 12/08/28(a)	2,177	2,179,892
Series A, 4.36%, 06/18/28	1,783	1,803,591
Banco Santander SA
3.80%, 02/23/28	6,771	6,730,400
4.38%, 04/12/28	8,357	8,406,899
5.59%, 08/08/28	10,358	10,736,903
6.61%, 11/07/28	7,968	8,496,152
Bank of Montreal
5.20%, 02/01/28	8,540	8,748,336
5.72%, 09/25/28(a)	7,219	7,524,147
Bank of New York Mellon Corp.(The)
1.65%, 07/14/28(a)	3,296	3,139,355
3.00%, 10/30/28(a)	3,902	3,807,305
3.40%, 01/29/28	5,251	5,215,008
3.85%, 04/28/28	5,758	5,772,804
Bank of Nova Scotia (The), 5.25%, 06/12/28(a)	5,628	5,796,749
Barclays PLC
4.34%, 01/10/28	8,957	8,981,380
4.84%, 05/09/28	13,239	13,339,297
Canadian Imperial Bank of Commerce
5.00%, 04/28/28(a)	6,789	6,935,887
5.99%, 10/03/28	5,110	5,356,127
Capital One NA, 4.65%, 09/13/28	6,124	6,207,177
Citibank N.A., 5.80%, 09/29/28(a)	16,873	17,663,193

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Citigroup, Inc.
4.13%, 07/25/28	$14,279	$14,291,154
6.63%, 01/15/28(a)	2,212	2,326,984
Commonwealth Bank of Australia/New York, 4.42%, 03/14/28	3,931	3,981,183
Cooperatieve Rabobank UA/New York
3.96%, 10/17/28	838	841,163
4.88%, 01/21/28(a)	4,357	4,451,404
Fifth Third Bancorp, 3.95%, 03/14/28	4,607	4,603,583
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	2,685	2,778,311
HSBC USA, Inc., 4.65%, 06/03/28	5,639	5,726,702
ING Groep NV, 4.55%, 10/02/28	8,839	8,948,155
Keybank National Association, 6.95%, 02/01/28	1,910	2,004,070
KeyCorp, 4.10%, 04/30/28	5,520	5,528,143
Lloyds Banking Group PLC
4.38%, 03/22/28	10,238	10,309,626
4.55%, 08/16/28	8,834	8,947,125
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	8,440	8,558,134
Mitsubishi UFJ Financial Group, Inc.
3.96%, 03/02/28	9,171	9,180,282
4.05%, 09/11/28	6,329	6,347,488
Mizuho Financial Group, Inc., 4.02%, 03/05/28	7,383	7,401,312
Morgan Stanley, 3.59%, 07/22/28(b)	20,315	20,182,418
National Australia Bank Ltd./New York
3.85%, 12/13/28	4,000	3,997,041
4.31%, 06/13/28	3,213	3,245,770
4.90%, 06/13/28(a)	6,682	6,841,604
4.94%, 01/12/28	6,690	6,831,016
Northern Trust Corp., 3.65%, 08/03/28	3,456	3,448,620
Pinnacle Bank/Nashville TN, 5.63%, 02/15/28	3,387	3,459,963
PNC Bank N.A.
3.25%, 01/22/28	4,652	4,603,462
4.05%, 07/26/28	7,925	7,925,872
Regions Financial Corp., 1.80%, 08/12/28	4,068	3,851,671
Royal Bank of Canada
4.90%, 01/12/28(a)	5,622	5,735,926
5.20%, 08/01/28	7,266	7,488,394
State Street Corp., 4.54%, 02/28/28(a)	9,050	9,176,640
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/28	13,784	13,046,380
3.54%, 01/17/28(a)	5,357	5,317,895
3.94%, 07/19/28	4,331	4,332,140
4.31%, 10/16/28(a)	3,825	3,854,833
5.52%, 01/13/28	11,352	11,688,857
5.72%, 09/14/28(a)	7,812	8,128,502
5.80%, 07/13/28	4,893	5,094,095
Toronto-Dominion Bank(The)
3.91%, 01/13/28	3,000	3,000,812
4.11%, 10/13/28	4,683	4,692,541
4.57%, 06/02/28	6,595	6,680,022
4.86%, 01/31/28	6,413	6,521,078
5.16%, 01/10/28	8,956	9,158,861
5.52%, 07/17/28(a)	8,563	8,870,901
U.S. Bancorp, 3.90%, 04/26/28(a)	6,241	6,251,746
UBS AG/London, 5.65%, 09/11/28	10,541	10,995,122
UBS AG/Stamford CT, 7.50%, 02/15/28	574	615,893
Westpac Banking Corp.
1.95%, 11/20/28	8,607	8,184,692
3.40%, 01/25/28(a)	6,719	6,671,362
Security	Par (000)	Value
Banks (continued)
5.54%, 11/17/28	$8,141	$8,499,731
		461,459,281
Beverages — 1.4%
Coca-Cola Co.(The)
1.00%, 03/15/28(a)	8,410	7,958,124
1.50%, 03/05/28(a)	4,945	4,733,444
Constellation Brands, Inc.
3.60%, 02/15/28(a)	4,875	4,838,240
4.65%, 11/15/28	3,415	3,459,487
Diageo Capital PLC, 3.88%, 05/18/28	3,898	3,898,187
Keurig Dr Pepper, Inc.
4.35%, 05/15/28	3,993	4,009,859
4.60%, 05/25/28	7,404	7,466,392
PepsiCo, Inc.
3.60%, 02/18/28	5,450	5,438,703
4.45%, 02/07/28(a)	5,058	5,128,786
4.45%, 05/15/28	3,264	3,314,828
		50,246,050
Biotechnology — 0.9%
Amgen, Inc.
1.65%, 08/15/28	8,200	7,755,771
5.15%, 03/02/28(a)	24,798	25,382,379
		33,138,150
Building Materials — 0.4%
Amrize Finance U.S. LLC, 4.70%, 04/07/28	2,817	2,855,871
Lennox International, Inc., 5.50%, 09/15/28	3,674	3,792,768
Masco Corp., 1.50%, 02/15/28	4,171	3,967,001
Mohawk Industries, Inc., 5.85%, 09/18/28	1,795	1,871,945
Trane Technologies Holdco, Inc., 3.75%, 08/21/28(a)	3,901	3,899,674
		16,387,259
Chemicals — 1.3%
Air Products and Chemicals, Inc., 4.30%, 06/11/28(a)	3,949	3,987,129
Dow Chemical Co. (The), 4.80%, 11/30/28(a)	4,317	4,391,408
DuPont de Nemours, Inc.
4.73%, 11/15/28(a)	551	561,561
4.73%, 11/15/28(c)	5,496	5,568,387
Eastman Chemical Co., 4.50%, 12/01/28	3,678	3,713,865
Ecolab, Inc.
4.30%, 06/15/28(a)	3,017	3,047,311
5.25%, 01/15/28(a)	3,350	3,440,446
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	2,782	2,794,698
Mosaic Co. (The), 5.38%, 11/15/28(a)	3,031	3,127,404
Nutrien Ltd., 4.90%, 03/27/28	4,814	4,897,590
PPG Industries, Inc., 3.75%, 03/15/28(a)	5,049	5,036,311
Sherwin-Williams Co.(The)
4.30%, 08/15/28	4,007	4,035,333
4.55%, 03/01/28(a)	2,868	2,904,438
		47,505,881
Commercial Services — 1.3%
Automatic Data Processing, Inc., 1.70%, 05/15/28	6,452	6,175,852
Block Financial LLC, 2.50%, 07/15/28	3,875	3,713,219
Cintas Corp. No. 2, 4.20%, 05/01/28(a)	2,611	2,626,516
Equifax, Inc., 5.10%, 06/01/28(a)	4,934	5,039,344
Global Payments, Inc.
4.45%, 06/01/28	3,328	3,341,430
4.50%, 11/15/28	10,977	11,023,986
Moody's Corp., 3.25%, 01/15/28	3,490	3,446,050

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
PayPal Holdings, Inc., 4.45%, 03/06/28	$2,244	$2,268,233
Quanta Services, Inc., 4.30%, 08/09/28(a)	2,936	2,951,608
S&P Global, Inc., 4.75%, 08/01/28	5,004	5,100,142
UL Solutions, Inc., 6.50%, 10/20/28(a)	1,910	2,012,821
		47,699,201
Computers — 2.6%
Apple, Inc.
1.20%, 02/08/28	15,248	14,533,284
1.40%, 08/05/28	13,470	12,754,090
4.00%, 05/10/28	9,290	9,362,705
4.00%, 05/12/28(a)	7,774	7,836,863
Dell International LLC/EMC Corp.
4.75%, 04/01/28(a)	3,583	3,633,343
5.25%, 02/01/28	7,279	7,444,762
Dell, Inc., 7.10%, 04/15/28(a)	2,543	2,696,812
DXC Technology Co., 2.38%, 09/15/28(a)	4,370	4,165,530
Hewlett Packard Enterprise Co.
4.15%, 09/15/28	5,567	5,575,038
5.25%, 07/01/28	4,255	4,363,145
HP, Inc., 4.75%, 01/15/28(a)	6,295	6,375,333
International Business Machines Corp.
4.50%, 02/06/28	6,629	6,711,984
4.65%, 02/10/28	7,259	7,367,882
6.50%, 01/15/28	2,120	2,222,598
Kyndryl Holdings, Inc., 2.70%, 10/15/28	3,077	2,956,943
		98,000,312
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co., 4.60%, 03/01/28	3,536	3,595,429
Estee Lauder Companies, Inc. (The), 4.38%, 05/15/28	5,227	5,272,462
Kenvue, Inc., 5.05%, 03/22/28	7,278	7,436,892
Procter & Gamble Co. (The), 3.95%, 01/26/28	3,900	3,932,156
Unilever Capital Corp.
3.50%, 03/22/28	8,333	8,283,892
4.88%, 09/08/28(a)	4,703	4,823,666
		33,344,497
Distribution & Wholesale — 0.1%
LKQ Corp., 5.75%, 06/15/28	3,670	3,767,299
Diversified Financial Services — 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	24,991	24,242,526
3.88%, 01/23/28	3,726	3,715,799
4.88%, 04/01/28	5,004	5,083,998
5.75%, 06/06/28(a)	6,852	7,093,854
Air Lease Corp.
2.10%, 09/01/28(a)	3,034	2,870,423
4.63%, 10/01/28	2,987	3,008,780
5.30%, 02/01/28(a)	4,085	4,165,384
Ally Financial, Inc., 2.20%, 11/02/28(a)	5,182	4,911,569
Ameriprise Financial, Inc., 5.70%, 12/15/28	4,331	4,531,690
Ares Management Corp., 6.38%, 11/10/28(a)	3,387	3,573,505
BGC Group, Inc., 8.00%, 05/25/28(a)	2,354	2,514,870
Brookfield Finance, Inc., 3.90%, 01/25/28	6,883	6,874,512
Capital One Financial Corp., 3.80%, 01/31/28	9,938	9,887,594
Charles Schwab Corp.(The)
2.00%, 03/20/28	8,240	7,940,547
3.20%, 01/25/28	4,759	4,707,018
CME Group, Inc., 3.75%, 06/15/28(a)	3,586	3,583,216
Security	Par (000)	Value
Diversified Financial Services (continued)
Intercontinental Exchange, Inc.
3.63%, 09/01/28	$7,335	$7,278,029
3.75%, 09/21/28	4,334	4,312,714
3.95%, 12/01/28	2,196	2,197,782
Jefferies Financial Group, Inc., 5.88%, 07/21/28	6,273	6,519,981
Lazard Group LLC, 4.50%, 09/19/28	3,478	3,503,047
LPL Holdings, Inc.
4.90%, 04/03/28(a)	3,340	3,388,497
6.75%, 11/17/28(a)	5,414	5,758,769
Marex Group PLC, 5.83%, 05/08/28	3,063	3,119,223
Mastercard, Inc.
3.50%, 02/26/28(a)	2,883	2,871,196
4.10%, 01/15/28	4,654	4,690,602
4.55%, 03/15/28	2,765	2,811,740
4.88%, 03/09/28(a)	4,743	4,848,160
Nasdaq, Inc., 5.35%, 06/28/28	5,747	5,920,582
Nomura Holdings, Inc.
2.17%, 07/14/28	6,570	6,264,556
5.84%, 01/18/28	3,771	3,888,446
6.07%, 07/12/28	5,946	6,204,626
		172,283,235
Electric — 8.8%
AEP Texas, Inc., 3.95%, 06/01/28	3,523	3,513,650
AES Corp. (The), 5.45%, 06/01/28	5,685	5,835,481
Ameren Corp., 1.75%, 03/15/28	3,207	3,055,843
Ameren Illinois Co., 3.80%, 05/15/28(a)	3,257	3,250,941
American Electric Power Co., Inc., Series J, 4.30%, 12/01/28	3,894	3,921,570
Atlantic City Electric Co., 4.00%, 10/15/28	2,302	2,305,197
Berkshire Hathaway Energy Co., 3.25%, 04/15/28	4,527	4,471,629
Black Hills Corp., 5.95%, 03/15/28(a)	2,305	2,388,757
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/28	3,968	4,092,887
Commonwealth Edison Co., 3.70%, 08/15/28(a)	3,888	3,874,944
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28(a)	1,931	1,926,973
Series D, 4.00%, 12/01/28	3,173	3,184,066
Constellation Energy Generation LLC
3.90%, 01/08/28	5,537	5,531,525
5.60%, 03/01/28(a)	5,070	5,228,005
Consumers Energy Co.
3.80%, 11/15/28	2,279	2,272,166
4.65%, 03/01/28	2,449	2,485,659
Dominion Energy, Inc.
4.25%, 06/01/28	3,765	3,783,193
4.60%, 05/15/28(a)	5,404	5,471,152
DTE Electric Co., Series A, 1.90%, 04/01/28(a)	4,116	3,952,813
DTE Energy Co., 4.88%, 06/01/28	7,030	7,153,542
Duke Energy Carolinas LLC
3.95%, 11/15/28	4,746	4,752,950
Series A, 6.00%, 12/01/28	1,076	1,134,533
Duke Energy Corp., 4.30%, 03/15/28	5,998	6,038,531
Duke Energy Florida LLC, 3.80%, 07/15/28(a)	3,757	3,756,660
Duke Energy Progress LLC, 3.70%, 09/01/28(a)	3,865	3,852,775
Edison International
4.13%, 03/15/28	3,648	3,622,832
5.25%, 11/15/28(a)	4,293	4,366,325
Enel Chile SA, 4.88%, 06/12/28	5,835	5,915,550
Entergy Arkansas LLC, 4.00%, 06/01/28(a)	2,629	2,635,982
Entergy Corp., 1.90%, 06/15/28	4,378	4,167,024
Entergy Louisiana LLC, 3.25%, 04/01/28	2,635	2,602,496

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Entergy Mississippi LLC, 2.85%, 06/01/28(a)	$2,513	$2,453,044
Evergy Kansas Central, Inc., 4.70%, 03/13/28(a)	2,036	2,062,804
Eversource Energy
5.45%, 03/01/28(a)	8,892	9,127,098
Series M, 3.30%, 01/15/28	3,125	3,080,417
Exelon Corp., 5.15%, 03/15/28	6,318	6,461,389
Florida Power & Light Co.
4.40%, 05/15/28	4,791	4,851,140
5.05%, 04/01/28	6,651	6,817,294
Georgia Power Co.
4.00%, 10/01/28	3,871	3,883,365
4.65%, 05/16/28(a)	5,232	5,309,410
Indiana Michigan Power Co., 3.85%, 05/15/28	2,160	2,156,411
Interstate Power and Light Co., 4.10%, 09/26/28	3,930	3,936,970
Mississippi Power Co., 3.95%, 03/30/28(a)	2,082	2,082,624
National Grid PLC, 5.60%, 06/12/28	5,232	5,406,987
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28(a)	4,572	4,533,958
3.90%, 11/01/28(a)	2,468	2,464,642
4.75%, 02/07/28	2,805	2,847,716
4.80%, 03/15/28(a)	3,633	3,697,716
5.05%, 09/15/28	2,956	3,032,602
Series D, 4.15%, 08/25/28(a)	3,945	3,964,022
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	10,676	10,186,828
4.85%, 02/04/28	5,728	5,830,868
4.90%, 02/28/28	8,311	8,462,040
Oklahoma Gas & Electric Co., 3.80%, 08/15/28(a)	2,151	2,142,338
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28(a)	4,588	4,558,469
4.30%, 05/15/28(a)	3,828	3,857,171
Pacific Gas and Electric Co.
3.00%, 06/15/28	5,831	5,673,798
3.75%, 07/01/28	6,098	6,033,703
4.65%, 08/01/28	2,422	2,445,742
5.00%, 06/04/28(a)	3,962	4,034,503
Pinnacle West Capital Corp., 4.90%, 05/15/28	3,079	3,135,793
Public Service Co. of Colorado, 3.70%, 06/15/28	2,416	2,402,430
Public Service Co. of New Hampshire, 4.40%, 07/01/28	2,389	2,417,072
Public Service Electric & Gas Co.
3.65%, 09/01/28(a)	2,289	2,274,021
3.70%, 05/01/28(a)	2,591	2,581,631
Public Service Enterprise Group, Inc., 5.88%, 10/15/28	4,326	4,516,168
Puget Energy, Inc., 2.38%, 06/15/28	3,278	3,147,672
San Diego Gas & Electric Co., 4.95%, 08/15/28(a)	4,314	4,421,200
Sempra, 3.40%, 02/01/28	6,595	6,516,650
Southern California Edison Co.
5.30%, 03/01/28(a)	4,986	5,101,434
5.65%, 10/01/28(a)	3,713	3,844,963
Series B, 3.65%, 03/01/28	2,570	2,545,837
Southern Co.(The)
4.85%, 06/15/28	4,912	5,000,993
Series 21-B, 1.75%, 03/15/28	2,708	2,587,411
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28	3,718	3,717,984
System Energy Resources, Inc., 6.00%, 04/15/28(a)	2,071	2,149,970
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28(a)	5,056	5,042,280
Security	Par (000)	Value
Electric (continued)
WEC Energy Group, Inc.
2.20%, 12/15/28(a)	$3,395	$3,232,952
4.75%, 01/15/28	2,649	2,691,034
Wisconsin Electric Power Co., 1.70%, 06/15/28(a)	1,627	1,549,596
Xcel Energy, Inc.
4.00%, 06/15/28	4,134	4,135,925
4.75%, 03/21/28	2,292	2,325,024
		327,278,760
Electrical Components & Equipment — 0.1%
ABB Finance USA, Inc., 3.80%, 04/03/28(a)	1,814	1,815,979
Electronics — 1.1%
Amphenol Corp.
3.90%, 11/15/28	3,244	3,241,804
4.38%, 06/12/28	5,180	5,231,404
Arrow Electronics, Inc., 3.88%, 01/12/28	3,541	3,517,705
Avnet, Inc., 6.25%, 03/15/28	3,823	3,962,616
Flex Ltd., 6.00%, 01/15/28	2,793	2,885,220
Honeywell International, Inc., 4.95%, 02/15/28	3,481	3,556,767
Hubbell, Inc., 3.50%, 02/15/28	3,136	3,107,486
Jabil, Inc., 3.95%, 01/12/28	3,129	3,123,307
TD SYNNEX Corp., 2.38%, 08/09/28	3,972	3,789,938
Trimble, Inc., 4.90%, 06/15/28	4,347	4,414,969
Vontier Corp., 2.40%, 04/01/28	3,463	3,330,858
		40,162,074
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc., 6.35%, 08/18/28(a)	3,862	4,060,062
Environmental Control — 0.7%
Republic Services, Inc., 3.95%, 05/15/28(a)	5,553	5,564,991
Veralto Corp., 5.35%, 09/18/28	4,578	4,722,570
Waste Connections, Inc., 4.25%, 12/01/28	3,941	3,973,396
Waste Management, Inc.
1.15%, 03/15/28	3,737	3,536,614
4.50%, 03/15/28(a)	6,279	6,367,669
		24,165,240
Food — 1.6%
Campbell's Co. (The), 4.15%, 03/15/28(a)	7,248	7,255,777
Conagra Brands, Inc.
4.85%, 11/01/28	8,655	8,770,161
7.00%, 10/01/28	3,052	3,258,125
General Mills, Inc.
4.20%, 04/17/28	9,226	9,254,606
5.50%, 10/17/28(a)	3,708	3,842,736
Hershey Co.(The)
4.25%, 05/04/28	2,529	2,550,992
4.55%, 02/24/28	2,662	2,704,285
Hormel Foods Corp., 1.70%, 06/03/28	5,153	4,905,405
J M Smucker Co. (The), 5.90%, 11/15/28	5,335	5,584,215
Kellanova, 4.30%, 05/15/28	3,528	3,554,780
Mondelez International, Inc.
4.13%, 05/07/28(a)	3,699	3,707,362
4.25%, 05/06/28	4,388	4,409,593
		59,798,037
Forest Products & Paper — 0.1%
Suzano Austria GmbH, 2.50%, 09/15/28	3,233	3,078,018
Gas — 0.6%
CenterPoint Energy Resources Corp.
4.00%, 04/01/28	2,044	2,044,821

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
5.25%, 03/01/28(a)	$5,731	$5,875,063
National Fuel Gas Co., 4.75%, 09/01/28(a)	2,072	2,097,279
NiSource, Inc., 5.25%, 03/30/28(a)	6,742	6,910,813
Southern Co. Gas Capital Corp., Series A, 4.05%, 09/15/28	2,747	2,748,333
Southwest Gas Corp.
3.70%, 04/01/28(a)	1,588	1,576,702
5.45%, 03/23/28	2,279	2,337,502
		23,590,513
Hand & Machine Tools — 0.2%
Kennametal, Inc., 4.63%, 06/15/28	1,671	1,685,296
Stanley Black & Decker, Inc.
4.25%, 11/15/28(a)	3,674	3,683,261
6.00%, 03/06/28	2,786	2,888,976
		8,257,533
Health Care - Products — 1.5%
Abbott Laboratories, 1.15%, 01/30/28	4,380	4,172,406
Baxter International, Inc., 2.27%, 12/01/28	8,723	8,261,502
Boston Scientific Corp., 4.00%, 03/01/28(a)	2,806	2,813,971
Edwards Lifesciences Corp., 4.30%, 06/15/28	4,314	4,343,201
GE HealthCare Technologies, Inc., 4.15%, 12/15/28	3,320	3,329,536
Medtronic Global Holdings SCA, 4.25%, 03/30/28	7,207	7,262,252
Revvity, Inc., 1.90%, 09/15/28	4,005	3,779,277
Stryker Corp.
3.65%, 03/07/28	4,490	4,470,422
4.70%, 02/10/28(a)	4,776	4,848,319
4.85%, 12/08/28	4,213	4,316,083
Thermo Fisher Scientific, Inc., 1.75%, 10/15/28	5,300	5,011,450
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28(a)	3,972	4,106,443
		56,714,862
Health Care - Services — 3.2%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28	515	514,373
Ascension Health, Series 2025, 4.08%, 11/15/28	1,607	1,614,757
Bon Secours Mercy Health, Inc., Series 2018, 4.30%, 07/01/28(a)	1,390	1,395,791
Centene Corp., 2.45%, 07/15/28	13,678	12,866,449
CHRISTUS Health, Series C, 4.34%, 07/01/28	1,479	1,483,505
Cigna Group (The), 4.38%, 10/15/28(a)	24,558	24,757,116
Elevance Health, Inc.
4.00%, 09/15/28	5,621	5,615,439
4.10%, 03/01/28(a)	8,474	8,487,168
HCA, Inc.
5.00%, 03/01/28(a)	4,338	4,418,311
5.20%, 06/01/28	7,282	7,460,249
5.63%, 09/01/28	10,557	10,877,770
Humana, Inc.
5.75%, 03/01/28(a)	3,561	3,662,222
5.75%, 12/01/28	3,896	4,039,292
IQVIA, Inc., 5.70%, 05/15/28	5,004	5,157,090
PeaceHealth Obligated Group, 4.34%, 11/15/28	119	119,629
SSM Health Care Corp., 4.89%, 06/01/28	865	877,680
Sutter Health, Series 2018, 3.70%, 08/15/28	485	482,126
Toledo Hospital (The), Series B, 5.33%, 11/15/28	1,000	1,016,428
UnitedHealth Group, Inc.
3.85%, 06/15/28(a)	7,286	7,267,196
3.88%, 12/15/28(a)	6,322	6,312,442
4.40%, 06/15/28	3,609	3,645,625
Security	Par (000)	Value
Health Care - Services (continued)
5.25%, 02/15/28	$6,622	$6,788,911
		118,859,569
Holding Companies - Diversified — 2.1%
Apollo Debt Solutions BDC, 5.20%, 12/08/28(c)	2,825	2,825,361
Ares Capital Corp., 2.88%, 06/15/28	8,658	8,311,201
Ares Strategic Income Fund
5.45%, 09/09/28(c)	4,142	4,175,782
5.70%, 03/15/28	7,059	7,153,125
Barings BDC, Inc., 5.20%, 09/15/28	2,190	2,182,233
Blackstone Private Credit Fund, 7.30%, 11/27/28	4,669	4,938,543
Blackstone Secured Lending Fund
2.85%, 09/30/28	4,829	4,569,253
5.35%, 04/13/28	4,365	4,404,160
Blue Owl Capital Corp., 2.88%, 06/11/28	5,445	5,160,565
Blue Owl Credit Income Corp., 7.95%, 06/13/28(a)	4,589	4,847,751
Blue Owl Technology Finance Corp., 6.10%, 03/15/28(a)	4,053	4,110,228
FS KKR Capital Corp., 3.13%, 10/12/28(a)	5,025	4,642,631
Goldman Sachs Private Credit Corp., 5.88%, 05/06/28(a)(c)	2,802	2,855,078
Golub Capital BDC, Inc., 7.05%, 12/05/28(a)	4,625	4,866,633
Golub Capital Private Credit Fund, 5.45%, 08/15/28(a)(c)	3,608	3,632,475
Main Street Capital Corp., 5.40%, 08/15/28	2,552	2,566,904
North Haven Private Income Fund LLC, 5.13%, 09/25/28(a)(c)	2,188	2,180,706
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(a)	2,473	2,665,463
Sixth Street Specialty Lending, Inc., 6.95%, 08/14/28	2,083	2,183,625
		78,271,717
Home Builders — 0.1%
Toll Brothers Finance Corp., 4.35%, 02/15/28	2,798	2,813,289
Household Products & Wares — 0.3%
Avery Dennison Corp., 4.88%, 12/06/28	3,507	3,573,238
Clorox Co. (The), 3.90%, 05/15/28	3,340	3,336,628
Kimberly-Clark Corp., 3.95%, 11/01/28	3,912	3,917,047
		10,826,913
Insurance — 1.6%
Aon Corp., 4.50%, 12/15/28(a)	2,376	2,407,600
Assurant, Inc., 4.90%, 03/27/28	2,299	2,325,420
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	2,988	3,135,554
Athene Holding Ltd., 4.13%, 01/12/28	7,079	7,078,924
Brown & Brown, Inc., 4.70%, 06/23/28	3,577	3,623,955
Cincinnati Financial Corp., 6.92%, 05/15/28(a)	2,750	2,922,480
Equitable Holdings, Inc., 4.35%, 04/20/28(a)	6,878	6,916,717
F&G Annuities & Life, Inc., 7.40%, 01/13/28	3,847	4,018,253
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28	2,742	2,780,462
Fidelity National Financial, Inc., 4.50%, 08/15/28(a)	3,306	3,329,850
Globe Life, Inc., 4.55%, 09/15/28	3,972	4,012,671
Horace Mann Educators Corp., 7.25%, 09/15/28(a)	2,110	2,257,358
Lincoln National Corp., 3.80%, 03/01/28(a)	2,944	2,928,133
MGIC Investment Corp., 5.25%, 08/15/28(a)	4,540	4,536,762
Prudential Financial, Inc., 3.88%, 03/27/28	3,143	3,146,660
Willis North America, Inc., 4.50%, 09/15/28	4,091	4,124,316
		59,545,115
Internet — 2.1%
Alphabet, Inc., 3.88%, 11/15/28(a)	4,327	4,346,062

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Amazon.com, Inc.
1.65%, 05/12/28	$14,842	$14,189,324
3.90%, 11/20/28(a)	12,375	12,417,811
Baidu, Inc.
4.38%, 03/29/28	610	614,417
4.88%, 11/14/28	920	939,704
Booking Holdings, Inc., 3.55%, 03/15/28(a)	3,847	3,814,563
Expedia Group, Inc., 3.80%, 02/15/28(a)	6,991	6,955,123
Meta Platforms, Inc., 4.60%, 05/15/28	10,564	10,756,282
Netflix, Inc.
4.88%, 04/15/28(a)	10,074	10,280,045
5.88%, 11/15/28	11,851	12,431,884
		76,745,215
Iron & Steel — 0.2%
Nucor Corp., 3.95%, 05/01/28	3,565	3,566,543
Steel Dynamics, Inc., 4.00%, 12/15/28	3,611	3,606,808
		7,173,351
Leisure Time — 0.1%
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28	3,273	3,242,144
Lodging — 1.0%
Hyatt Hotels Corp.
4.38%, 09/15/28	3,266	3,277,318
5.05%, 03/30/28	3,331	3,393,879
Las Vegas Sands Corp., 5.63%, 06/15/28	7,155	7,324,119
Marriott International, Inc./MD
5.55%, 10/15/28	4,503	4,673,137
Series AA, 4.65%, 12/01/28(a)	2,117	2,151,646
Series X, 4.00%, 04/15/28	3,144	3,142,008
Sands China Ltd., 5.40%, 08/08/28	11,042	11,260,226
		35,222,333
Machinery — 2.6%
Caterpillar Financial Services Corp.
3.70%, 01/10/28(a)	2,606	2,605,752
3.95%, 11/14/28	5,554	5,572,273
4.40%, 03/03/28	3,484	3,526,191
Series K, 4.10%, 08/15/28	4,580	4,613,289
CNH Industrial Capital LLC
4.55%, 04/10/28(a)	4,409	4,445,405
4.75%, 03/21/28(a)	3,327	3,365,599
Ingersoll Rand, Inc., 5.40%, 08/14/28(a)	3,237	3,345,859
John Deere Capital Corp.
1.50%, 03/06/28	3,580	3,420,523
3.05%, 01/06/28	2,281	2,254,506
4.65%, 01/07/28(a)	3,047	3,101,093
4.75%, 01/20/28(a)	7,428	7,580,944
4.90%, 03/03/28(a)	3,980	4,073,799
4.95%, 07/14/28(a)	9,671	9,936,976
Series I, 4.25%, 06/05/28(a)	5,087	5,147,150
Nordson Corp., 5.60%, 09/15/28	2,674	2,767,737
nVent Finance SARL, 4.55%, 04/15/28(a)	3,069	3,085,334
Oshkosh Corp., 4.60%, 05/15/28	2,146	2,163,810
Otis Worldwide Corp., 5.25%, 08/16/28	5,514	5,676,643
Regal Rexnord Corp., 6.05%, 04/15/28	7,957	8,247,079
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28	8,244	8,355,642
Xylem, Inc./New York, 1.95%, 01/30/28(a)	3,969	3,826,020
		97,111,624
Manufacturing — 0.4%
3M Co., 3.63%, 09/14/28(a)	3,565	3,538,597
Security	Par (000)	Value
Manufacturing (continued)
Eaton Corp., 4.35%, 05/18/28	$3,443	$3,478,959
Teledyne Technologies, Inc., 2.25%, 04/01/28	4,583	4,421,431
Textron, Inc., 3.38%, 03/01/28	2,043	2,015,524
		13,454,511
Media — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28	6,989	6,898,752
4.20%, 03/15/28	8,709	8,676,230
Comcast Corp.
3.15%, 02/15/28	9,748	9,604,856
3.55%, 05/01/28(a)	6,299	6,257,179
4.15%, 10/15/28	19,076	19,179,256
Paramount Global
3.38%, 02/15/28	1,483	1,440,407
3.70%, 06/01/28	2,563	2,496,946
TCI Communications, Inc., 7.13%, 02/15/28(a)	2,551	2,707,543
Walt Disney Co. (The), 2.20%, 01/13/28(a)	7,286	7,091,862
		64,353,031
Metal Fabricate & Hardware — 0.1%
Timken Co. (The), 4.50%, 12/15/28	2,694	2,714,278
Mining — 0.9%
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28	5,332	5,178,747
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	6,664	6,773,821
5.10%, 09/08/28(a)	4,374	4,496,923
Freeport-McMoRan, Inc.
4.13%, 03/01/28	3,284	3,277,910
4.38%, 08/01/28	2,646	2,644,680
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	4,972	5,339,143
Rio Tinto Finance USA PLC, 4.50%, 03/14/28	5,076	5,136,103
		32,847,327
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28	3,588	3,494,156
4.25%, 04/01/28	3,680	3,667,827
		7,161,983
Oil & Gas — 2.8%
BP Capital Markets America, Inc.
3.94%, 09/21/28	6,627	6,635,393
4.23%, 11/06/28(a)	13,817	13,921,912
BP Capital Markets PLC, 3.72%, 11/28/28	5,914	5,885,714
Chevron USA, Inc.
3.85%, 01/15/28	3,851	3,866,564
4.05%, 08/13/28(a)	4,118	4,149,829
4.48%, 02/26/28	6,498	6,592,819
Continental Resources, Inc./OK, 4.38%, 01/15/28	6,887	6,894,653
Devon Energy Corp., 5.88%, 06/15/28(a)	1,588	1,588,563
EOG Resources, Inc., 4.40%, 07/15/28	4,018	4,066,088
EQT Corp., 5.70%, 04/01/28	3,613	3,725,615
HF Sinclair Corp., 5.00%, 02/01/28	3,823	3,824,493
Marathon Petroleum Corp., 3.80%, 04/01/28	3,653	3,635,811
Ovintiv, Inc., 5.65%, 05/15/28(a)	5,036	5,194,395
Patterson-UTI Energy, Inc., 3.95%, 02/01/28(a)	3,403	3,368,922
Phillips 66, 3.90%, 03/15/28(a)	5,498	5,486,743
Phillips 66 Co., 3.75%, 03/01/28(a)	2,763	2,749,116
Shell Finance U.S., Inc., 3.88%, 11/13/28(a)(c)	9,080	9,107,637
Shell International Finance BV, 3.88%, 11/13/28	326	326,298
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	7,148	7,164,270

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Valero Energy Corp., 4.35%, 06/01/28	$3,787	$3,808,602
Woodside Finance Ltd., 4.90%, 05/19/28	2,425	2,462,152
		104,455,589
Packaging & Containers — 0.5%
Amcor Finance USA, Inc., 4.50%, 05/15/28	3,131	3,153,503
Amcor Flexibles North America, Inc., 4.80%, 03/17/28	4,223	4,284,804
Berry Global, Inc., 5.50%, 04/15/28	3,222	3,321,406
WRKCo, Inc.
3.90%, 06/01/28	3,568	3,555,508
4.00%, 03/15/28	3,839	3,839,860
		18,155,081
Pharmaceuticals — 5.6%
AbbVie, Inc.
4.25%, 11/14/28(a)	11,662	11,778,679
4.65%, 03/15/28(a)	8,894	9,039,614
Astrazeneca Finance LLC
1.75%, 05/28/28	8,803	8,409,326
4.88%, 03/03/28	7,221	7,372,333
Becton Dickinson & Co., 4.69%, 02/13/28(a)	5,397	5,470,880
Bristol-Myers Squibb Co., 3.90%, 02/20/28(a)	217	217,551
CVS Health Corp., 4.30%, 03/25/28(a)	32,539	32,654,852
Eli Lilly & Co.
4.00%, 10/15/28(a)	7,195	7,245,246
4.55%, 02/12/28	5,742	5,836,064
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28(a)	11,595	11,615,223
Johnson & Johnson
2.90%, 01/15/28	9,841	9,712,637
4.55%, 03/01/28	4,851	4,937,590
McKesson Corp.
3.95%, 02/16/28	2,543	2,541,191
4.90%, 07/15/28(a)	3,221	3,297,491
Merck & Co.,Inc.
1.90%, 12/10/28	6,845	6,502,884
4.05%, 05/17/28(a)	2,642	2,660,837
Merck Sharp & Dohme Corp., 5.95%, 12/01/28(a)	2,545	2,689,708
Mylan, Inc., 4.55%, 04/15/28(a)	4,068	4,079,594
Novartis Capital Corp., 3.90%, 11/05/28(a)	5,162	5,177,243
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28(a)	25,592	25,847,327
Pfizer, Inc., 3.60%, 09/15/28(a)	6,208	6,196,898
Pharmacia LLC, 6.60%, 12/01/28(a)	4,180	4,475,531
Sanofi SA
3.63%, 06/19/28	6,881	6,865,029
3.80%, 11/03/28(a)	3,567	3,569,277
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	11,970	12,244,291
Zoetis, Inc.
3.90%, 08/20/28	3,466	3,466,475
4.15%, 08/17/28	5,867	5,899,709
		209,803,480
Pipelines — 3.5%
Cheniere Energy, Inc., 4.63%, 10/15/28	9,763	9,766,102
Enbridge, Inc.
4.20%, 11/20/28(a)	3,676	3,686,614
4.60%, 06/20/28	3,147	3,189,951
6.00%, 11/15/28(a)	4,625	4,858,916
Energy Transfer LP
4.95%, 05/15/28(a)	5,240	5,325,741
4.95%, 06/15/28(a)	6,821	6,941,435
5.55%, 02/15/28	6,387	6,567,882
Security	Par (000)	Value
Pipelines (continued)
6.10%, 12/01/28(a)	$3,939	$4,139,114
Enterprise Products Operating LLC
4.15%, 10/16/28(a)	7,002	7,045,874
4.30%, 06/20/28(a)	5,888	5,938,514
Kinder Morgan, Inc., 4.30%, 03/01/28	8,432	8,484,306
MPLX LP, 4.00%, 03/15/28(a)	8,228	8,224,352
ONEOK, Inc.
4.55%, 07/15/28	5,641	5,689,675
5.65%, 11/01/28	5,348	5,552,968
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28	8,982	9,004,401
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 01/15/28	4,980	4,983,882
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	2,698	2,899,934
TransCanada PipeLines Ltd., 4.25%, 05/15/28(a)	9,508	9,541,753
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28	3,061	3,062,418
Valero Energy Partners LP, 4.50%, 03/15/28	3,067	3,092,301
Western Midstream Operating LP
4.50%, 03/01/28	2,454	2,467,399
4.75%, 08/15/28	2,257	2,285,433
Williams Companies, Inc. (The), 5.30%, 08/15/28	6,004	6,187,552
		128,936,517
Real Estate — 0.1%
Jones Lang LaSalle, Inc., 6.88%, 12/01/28(a)	3,156	3,371,171
Real Estate Investment Trusts — 5.8%
Agree LP, 2.00%, 06/15/28(a)	2,402	2,295,373
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/28	3,154	3,146,332
American Homes 4 Rent LP, 4.25%, 02/15/28	3,454	3,455,515
American Tower Corp.
1.50%, 01/31/28	4,431	4,215,640
3.60%, 01/15/28	4,815	4,776,233
5.25%, 07/15/28	4,245	4,361,651
5.50%, 03/15/28(a)	4,554	4,680,575
5.80%, 11/15/28(a)	5,507	5,749,809
AvalonBay Communities, Inc.
1.90%, 12/01/28	3,110	2,946,768
3.20%, 01/15/28	3,161	3,120,912
Boston Properties LP, 4.50%, 12/01/28	6,840	6,887,770
Brixmor Operating Partnership LP, 2.25%, 04/01/28	2,326	2,238,322
Camden Property Trust, 4.10%, 10/15/28	3,348	3,358,955
Crown Castle, Inc.
3.80%, 02/15/28	6,635	6,592,176
4.80%, 09/01/28	4,627	4,696,656
5.00%, 01/11/28	6,924	7,032,925
CubeSmart LP, 2.25%, 12/15/28	3,980	3,786,298
Digital Realty Trust LP
4.45%, 07/15/28(a)	4,456	4,490,139
5.55%, 01/15/28	6,221	6,392,818
DOC DR LLC, 3.95%, 01/15/28	2,674	2,669,166
EPR Properties, 4.95%, 04/15/28	1,352	1,365,187
Equinix, Inc.
1.55%, 03/15/28	4,510	4,291,282
2.00%, 05/15/28	2,903	2,772,942
ERP Operating LP
3.50%, 03/01/28	3,544	3,513,655
4.15%, 12/01/28	2,805	2,818,135
Essex Portfolio LP, 1.70%, 03/01/28	3,032	2,890,798

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Extra Space Storage LP, 5.70%, 04/01/28	$5,533	$5,709,413
Federal Realty OP LP, 5.38%, 05/01/28	2,503	2,567,092
GLP Capital LP/GLP Financing II, Inc., 5.75%, 06/01/28	3,689	3,781,162
Healthpeak OP LLC, 2.13%, 12/01/28(a)	3,681	3,487,877
Highwoods Realty LP, 4.13%, 03/15/28	1,204	1,195,628
Host Hotels & Resorts LP, 4.25%, 12/15/28	955	956,115
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	4,210	4,001,733
Kilroy Realty LP, 4.75%, 12/15/28	2,895	2,909,987
Kimco Realty OP LLC, 1.90%, 03/01/28	2,885	2,772,016
Mid-America Apartments LP, 4.20%, 06/15/28	3,236	3,251,399
NNN REIT, Inc., 4.30%, 10/15/28(a)	2,733	2,748,708
Omega Healthcare Investors, Inc., 4.75%, 01/15/28	3,922	3,955,366
Prologis LP
3.88%, 09/15/28	3,204	3,199,556
4.00%, 09/15/28	3,038	3,043,371
4.88%, 06/15/28(a)	4,875	4,987,539
Public Storage Operating Co.
1.85%, 05/01/28	4,690	4,482,905
1.95%, 11/09/28	4,300	4,076,859
Realty Income Corp.
2.10%, 03/15/28	3,259	3,138,827
2.20%, 06/15/28	3,214	3,088,026
3.40%, 01/15/28	3,856	3,816,794
3.65%, 01/15/28	3,517	3,500,614
4.70%, 12/15/28(a)	3,197	3,255,655
Regency Centers LP, 4.13%, 03/15/28	2,402	2,408,615
Rexford Industrial Realty LP, 5.00%, 06/15/28	2,023	2,058,022
Simon Property Group LP, 1.75%, 02/01/28(a)	5,522	5,303,496
Store Capital LLC, 4.50%, 03/15/28(a)	2,667	2,676,230
Sun Communities Operating LP, 2.30%, 11/01/28	3,131	2,980,155
UDR, Inc., 3.50%, 01/15/28	2,101	2,081,902
Ventas Realty LP, 4.00%, 03/01/28	4,317	4,314,405
VICI Properties LP
4.75%, 02/15/28	8,879	8,969,667
4.75%, 04/01/28	2,603	2,629,993
Welltower OP LLC, 4.25%, 04/15/28	5,209	5,244,354
		217,139,513
Retail — 3.1%
AutoNation, Inc., 1.95%, 08/01/28	2,882	2,726,949
AutoZone, Inc.
4.50%, 02/01/28	3,023	3,050,814
6.25%, 11/01/28	3,872	4,084,361
Best Buy Co., Inc., 4.45%, 10/01/28(a)	4,001	4,038,624
Dollar General Corp.
4.13%, 05/01/28(a)	2,308	2,312,283
5.20%, 07/05/28(a)	2,669	2,735,731
Dollar Tree, Inc., 4.20%, 05/15/28	8,048	8,056,547
Genuine Parts Co., 6.50%, 11/01/28	3,201	3,378,332
Home Depot, Inc.(The)
0.90%, 03/15/28	2,822	2,664,630
1.50%, 09/15/28(a)	6,329	5,981,052
3.75%, 09/15/28(a)	1,992	1,992,309
3.90%, 12/06/28(a)	6,805	6,828,178
Lower Colorado River Authority, 4.00%, 10/15/28(a)	5,378	5,383,725
Lowe's Companies, Inc.
1.30%, 04/15/28	6,706	6,337,247
1.70%, 09/15/28	6,903	6,513,028
Security	Par (000)	Value
Retail (continued)
McDonald's Corp.
3.80%, 04/01/28(a)	$6,730	$6,724,832
4.80%, 08/14/28(a)	4,631	4,725,759
O'Reilly Automotive, Inc., 4.35%, 06/01/28(a)	3,795	3,820,092
Starbucks Corp.
3.50%, 03/01/28(a)	4,425	4,383,887
4.00%, 11/15/28(a)	5,649	5,653,343
4.50%, 05/15/28	5,087	5,140,364
Target Corp., 4.35%, 06/15/28	3,477	3,523,780
TJX Companies, Inc. (The), 1.15%, 05/15/28	3,710	3,495,790
Walmart, Inc.
3.70%, 06/26/28	8,505	8,524,554
3.90%, 04/15/28	4,561	4,583,524
		116,659,735
Semiconductors — 2.4%
Advanced Micro Devices, Inc., 4.32%, 03/24/28	3,835	3,879,375
Analog Devices, Inc.
1.70%, 10/01/28	4,976	4,705,052
4.25%, 06/15/28	6,153	6,200,356
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	5,357	5,324,872
Broadcom, Inc.
1.95%, 02/15/28(a)	5,197	5,005,447
4.80%, 04/15/28	6,369	6,493,527
Intel Corp.
1.60%, 08/12/28	7,166	6,752,843
4.88%, 02/10/28	11,354	11,533,337
Marvell Technology, Inc.
2.45%, 04/15/28	5,126	4,953,378
4.88%, 06/22/28(a)	3,548	3,611,084
Microchip Technology, Inc., 4.90%, 03/15/28	6,246	6,343,522
NVIDIA Corp., 1.55%, 06/15/28	8,148	7,759,702
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	3,327	3,443,329
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 08/19/28	3,901	3,917,948
QUALCOMM, Inc., 1.30%, 05/20/28	6,453	6,105,320
Texas Instruments, Inc., 4.60%, 02/15/28	4,757	4,830,877
		90,859,969
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28	4,399	4,180,968
Software — 2.9%
Adobe, Inc., 4.75%, 01/17/28	4,540	4,627,009
Concentrix Corp., 6.60%, 08/02/28(a)	5,548	5,765,776
Fidelity National Information Services, Inc., 1.65%, 03/01/28	4,958	4,719,029
Fiserv, Inc.
4.20%, 10/01/28(a)	6,496	6,490,650
5.38%, 08/21/28(a)	4,869	4,999,231
5.45%, 03/02/28(a)	5,705	5,847,188
Intuit, Inc., 5.13%, 09/15/28	5,521	5,681,746
Oracle Corp.
2.30%, 03/25/28	12,873	12,291,457
4.50%, 05/06/28(a)	5,444	5,452,175
4.80%, 08/03/28(a)	10,130	10,200,075
Roper Technologies, Inc.
4.20%, 09/15/28	5,544	5,565,553
4.25%, 09/15/28	2,953	2,968,467
Salesforce, Inc.
1.50%, 07/15/28(a)	6,655	6,316,599

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
3.70%, 04/11/28(a)	$9,359	$9,361,655
Synopsys, Inc., 4.65%, 04/01/28	6,699	6,784,960
Take-Two Interactive Software, Inc., 4.95%, 03/28/28	5,841	5,951,775
VMware LLC, 1.80%, 08/15/28	5,600	5,306,683
		108,330,028
Telecommunications — 3.5%
AT&T, Inc.
1.65%, 02/01/28	15,298	14,622,950
4.10%, 02/15/28	12,068	12,095,013
British Telecommunications PLC, 5.13%, 12/04/28(a)	5,300	5,437,411
Cisco Systems, Inc., 4.55%, 02/24/28	6,693	6,798,764
Motorola Solutions, Inc., 4.60%, 02/23/28(a)	4,749	4,799,588
Sprint Capital Corp., 6.88%, 11/15/28(a)	16,951	18,182,312
T-Mobile USA, Inc.
2.05%, 02/15/28	11,762	11,318,107
4.75%, 02/01/28	8,164	8,164,000
4.80%, 07/15/28	6,591	6,705,812
4.95%, 03/15/28	6,871	7,000,551
Verizon Communications, Inc.
2.10%, 03/22/28	14,787	14,235,391
4.33%, 09/21/28	18,939	19,091,433
Vodafone Group PLC, 4.38%, 05/30/28(a)	2,043	2,075,108
		130,526,440
Transportation — 1.4%
Canadian National Railway Co., 6.90%, 07/15/28	3,178	3,396,769
Canadian Pacific Railway Co., 4.00%, 06/01/28	4,023	4,027,858
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	4,227	4,234,661
CSX Corp., 3.80%, 03/01/28	5,421	5,416,873
FedEx Corp., 3.40%, 02/15/28	125	123,750
Kirby Corp., 4.20%, 03/01/28	2,976	2,982,629
Norfolk Southern Corp., 3.80%, 08/01/28	4,638	4,623,392
Ryder System, Inc.
5.25%, 06/01/28	4,432	4,553,754
5.65%, 03/01/28	3,244	3,342,611
6.30%, 12/01/28(a)	2,861	3,024,421
Union Pacific Corp., 3.95%, 09/10/28	7,200	7,216,285
Walmart, Inc., 1.50%, 09/22/28(a)	7,818	7,407,736
		50,350,739
Security	Par (000)	Value
Trucking & Leasing — 0.1%
GATX Corp.
3.50%, 03/15/28	$2,282	$2,254,005
4.55%, 11/07/28	2,372	2,397,741
		4,651,746
Water — 0.2%
American Water Capital Corp., 3.75%, 09/01/28(a)	4,411	4,390,607
United Utilities PLC, 6.88%, 08/15/28	2,605	2,772,532
		7,163,139
Total Long-Term Investments — 98.5% (Cost: $3,610,798,425)		3,661,866,486
	Shares
Short-Term Securities
Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(d)(e)(f)	142,716,265	142,787,623
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	29,340,000	29,340,000
Total Short-Term Securities — 4.6% (Cost: $172,092,583)		172,127,623
Total Investments — 103.1% (Cost: $3,782,891,008)		3,833,994,109
Liabilities in Excess of Other Assets — (3.1)%		(115,303,832)
Net Assets — 100.0%		$3,718,690,277

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2028 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$121,568,407	$21,219,900 (a)	$—	$663	$(1,347)	$142,787,623	142,716,265	$152,342 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,650,000	20,690,000 (a)	—	—	—	29,340,000	29,340,000	133,601	—
				$663	$(1,347)	$172,127,623		$285,943	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$3,661,866,486	$—	$3,661,866,486
Short-Term Securities
Money Market Funds	172,127,623	—	—	172,127,623
	$172,127,623	$3,661,866,486	$—	$3,833,994,109

Portfolio Abbreviation
REIT	Real Estate Investment Trust